Nuveen California Quality Municipal Income
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.2% (100.0% of Total Investments)
X
3,012,677,247 MUNICIPAL BONDS - 165.2%  (100.0% of Total Investments)
X 3,012,677,247
Consumer Staples - 0.7% (0.4% of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
12/22 at 100.00 N/R $ 917,700
680 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 586,147
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
12/22 at 23.61 N/R 5,887,250
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007B, 0.000%, 6/01/47
1/23 at 24.47 N/R 4,627,070
45,680 Total Consumer Staples 12,018,167
Education and Civic Organizations - 5.9% (3.6% of Total Investments)
5,725 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2016U-7, 5.000%, 6/01/46
No Opt. Call AAA 6,768,610
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
800 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 694,216
1,000 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 834,050
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
3,500 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 3,540,075
4,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 4,023,360
350 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A
No Opt. Call N/R 345,222
1,615 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 1,624,254
2,150 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 2,160,858
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C:
5,995 5.000%, 7/01/46, 144A 7/25 at 101.00 BBB 6,036,126
8,340 5.250%, 7/01/52, 144A 7/25 at 101.00 BBB 8,438,328
800 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 BB+ 811,240
5,140 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 Aa2 5,341,128
10,440 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 Aa2 11,187,295
7,505 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/40
11/30 at 100.00 Aa2 6,433,136
University of California, General Revenue Bonds, Limited
Project Series 2018O:
8,500 5.000%, 5/15/43 5/28 at 100.00 AA- 9,100,355
17,150 5.000%, 5/15/48 5/28 at 100.00 AA- 18,183,974
University of California, General Revenue Bonds, Series
2018AZ:
3,930 5.000%, 5/15/38 5/28 at 100.00 AA 4,275,093
6,775 5.000%, 5/15/48 5/28 at 100.00 AA 7,183,465

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 10,000 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 AA $ 9,955,900
103,715 Total Education and Civic Organizations 106,936,685
Financials - 0.0% (0.0% of Total Investments)
1,305 Puerto Rico Urgent Interest Fund Corp (COFINA), National Taxable Trust
Unit, Series 2007A Sr. Bond, 0.000%, 8/01/54 (4)
No Opt. Call N/R 325,506
Health Care - 20.5% (12.4% of Total Investments)
9,345 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43
8/23 at 100.00 AA 9,420,040
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
19,795 5.000%, 11/15/46 11/26 at 100.00 A1 20,193,869
13,110 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 13,411,792
5,890 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/38
11/27 at 100.00 A1 6,227,909
7,960 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 A 7,698,275
5,810 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2013A, 4.000%, 3/01/43
3/23 at 100.00 A 5,385,580
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 Aa3 15,064,650
3,900 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 3,937,362
California Health Facilities Financing Authority, Revenue
Bonds, City of Hope National Medical Center, Series 2019:
10,625 4.000%, 11/15/45 11/29 at 100.00 A+ 9,685,113
30,630 5.000%, 11/15/49 11/26 at 100.00 A+ 31,033,703
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
31,810 4.000%, 4/01/44 4/30 at 100.00 A- 29,477,373
10,855 4.000%, 4/01/45 4/30 at 100.00 A- 9,994,633
2,815 4.000%, 4/01/49 4/30 at 100.00 A- 2,538,482
14,395 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/51
5/32 at 100.00 AA- 13,759,173
6,105 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 6,226,062
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
2,230 5.000%, 10/01/38 10/24 at 100.00 A+ 2,268,445
8,375 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 8,464,864
16,330 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 A+ 15,980,865
16,185 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 15,473,346
685 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 697,892
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
11,520 5.250%, 11/01/41 11/26 at 100.00 BBB- 11,578,982
6,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 6,783,413
3,900 5.250%, 11/01/47 11/26 at 100.00 BBB- 3,915,054
5,330 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 5,631,145
9,820 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 9,916,236

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 5,760 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 5.000%, 8/01/47
2/28 at 100.00 AA $ 6,018,278
2,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,022,220
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 BB+ 1,020,590
1,200 5.250%, 12/01/44 12/24 at 100.00 BB+ 1,208,568
2,375 5.500%, 12/01/54 12/24 at 100.00 BB+ 2,388,086
43,280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 43,106,014
16,445 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 16,580,178
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 A 2,413,966
3,000 5.000%, 3/01/45 3/26 at 100.00 A 3,044,670
2,475 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 2,610,383
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
333 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 332,922
363 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 363,204
254 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 254,259
343 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 342,797
6,200 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
1/23 at 100.00 AAA 6,389,224
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,250 5.000%, 11/01/36 11/26 at 100.00 BBB 6,359,437
4,500 4.000%, 11/01/39 11/26 at 100.00 BBB 4,081,680
720 5.000%, 11/01/39 11/26 at 100.00 BBB 725,242
9,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 AA- 9,725,760
377,013 Total Health Care 373,751,736
Housing/Multifamily - 16.7% (10.1% of Total Investments)
22,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 17,178,392
22,070 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 16,241,754
6,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 5,103,938
23,610 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 20,719,900
6,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 5,153,254
660 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 489,067

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,385 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R $ 1,216,750
7,575 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 6,480,261
22,810 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 22,152,400
18,865 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 17,024,292
3,387 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 3,290,426
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
1,680 5.250%, 8/15/39 8/24 at 100.00 A- 1,710,173
2,150 5.250%, 8/15/49 8/24 at 100.00 A- 2,180,551
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
1,325 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 1,013,744
1,000 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 724,660
23,750 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 17,838,387
8,060 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 6,209,505
7,345 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,771,532
3,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 2,539,582
11,510 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 7,834,282
1,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,233,481
8,910 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 7,131,742
20,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 15,080,005
23,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 20,538,103
5,245 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 4,316,006
7,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 4,671,505
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
6,210 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 4,768,348
8,060 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 5,170,087
3,590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 2,672,827

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 21,695 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R $ 15,913,499
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
2,215 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,610,416
9,645 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 6,238,579
450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 305,312
1,095 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 716,645
12,115 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 9,267,612
5,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,987,584
4,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 2,621,800
590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 532,817
8,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 6,138,964
2,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,527,801
5,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 4,140,309
20,760 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 13,523,064
21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 13,693,348
396,022 Total Housing/Multifamily 305,672,704
Tax Obligation/General - 31.3% (19.0% of Total Investments)
4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call AA 3,808,901
4,420 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 4,724,847
California State, General Obligation Bonds, Refunding
Various Purpose Series 2016:
4,600 5.000%, 8/01/33 8/26 at 100.00 Aa2 4,961,284
8,000 5.000%, 9/01/37 9/26 at 100.00 Aa2 8,532,640
7,250 California State, General Obligation Bonds, Refunding Various Purpose
Series 2020, 3.000%, 11/01/35
11/30 at 100.00 Aa2 6,655,645
3,570 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021. Forward Delivery, 5.000%, 9/01/41
9/31 at 100.00 Aa2 3,992,402
California State, General Obligation Bonds, Series 2013:
9,210 5.000%, 2/01/29 2/23 at 100.00 N/R 9,249,787
50 5.000%, 2/01/29 2/23 at 100.00 AA- 50,208
California State, General Obligation Bonds, Series 2014:
9,320 5.000%, 12/01/43 12/23 at 100.00 AA- 9,475,271

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Refunding Series 2015:
$ 6,700 5.000%, 8/01/32 2/25 at 100.00 Aa2 $ 7,022,672
11,000 5.000%, 8/01/34 8/25 at 100.00 Aa2 11,602,690
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/36
9/26 at 100.00 Aa2 5,343,100
California State, General Obligation Bonds, Various Purpose
Series 2013:
9,940 5.000%, 4/01/37 4/23 at 100.00 Aa2 9,995,962
16,960 5.000%, 4/01/43 4/23 at 100.00 Aa2 17,053,789
7,240 5.000%, 11/01/43 11/23 at 100.00 Aa2 7,350,265
California State, General Obligation Bonds, Various Purpose
Series 2014:
24,970 5.000%, 5/01/32 5/24 at 100.00 Aa2 25,769,789
8,910 5.000%, 10/01/39 10/24 at 100.00 Aa2 9,247,065
7,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 Aa2 8,274,108
13,860 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 14,490,491
5,000 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 Aa2 5,372,250
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,775,823
3,480 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 -
NPFG Insured
No Opt. Call A+ 3,620,140
5,400 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 Aa3 5,246,640
7,860 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 3.000%,
8/01/44 - BAM Insured
8/28 at 100.00 AA 6,286,585
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 AAA 4,909,800
12,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 12,352,875
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2 18,318,330
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007,
5.000%, 8/01/26 - AGM Insured
No Opt. Call AA 5,570,858
3,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 2,952,360
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM
Insured
8/27 at 100.00 AA 5,374,781
5,630 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 6.375%, 8/01/45 - AGM Insured
No Opt. Call AA 4,326,824
4,140 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 4,162,108
1,285 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/40
7/30 at 100.00 AAA 1,298,043
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 3,094,544
Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 Aa2 10,038,900
7,500 4.000%, 8/01/45 8/25 at 100.00 Aa2 7,432,200
4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call Aa3 3,565,196
6,950 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 6,833,657

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call AA+ $ 9,249,719
1,815 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
6.000%, 8/01/51
8/37 at 100.00 AA 1,315,984
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
9,650 4.250%, 8/01/47 8/23 at 100.00 Aa3 9,654,922
10,330 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/35
No Opt. Call A1 5,855,767
5,000 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (7)
2/33 at 100.00 Aa3 5,946,000
2,500 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 Aa2 2,477,300
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
7,495 4.000%, 7/01/37 7/31 at 103.00 N/R 6,264,096
23,736 4.000%, 7/01/41 7/31 at 103.00 N/R 19,077,098
5,281 4.000%, 7/01/46 7/31 at 103.00 N/R 4,078,728
28,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call Aa1 10,414,040
7,500 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.250%,
8/01/52
2/32 at 100.00 Aaa 7,570,275
9,760 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 A1 9,292,398
21,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 5,751,480
1,220 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 7.000%,
7/01/51
9/41 at 100.00 Aaa 864,333
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call AA+ 4,260,632
1,540 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call Aa2 1,595,440
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2000, Series 2004, 0.000%,
8/01/25 - FGIC Insured
No Opt. Call Aa2 3,860,121
5,530 Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured (7)
8/37 at 100.00 AA 5,846,039
26,000 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (7)
No Opt. Call AA 21,536,840
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B:
4,740 5.500%, 8/01/38 8/24 at 100.00 A1 4,906,421
4,830 5.500%, 8/01/40 8/24 at 100.00 A1 4,987,700
20,510 5.000%, 8/01/43 8/24 at 100.00 A1 20,703,204
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 A1 4,504,333
3,500 5.500%, 8/01/40 8/24 at 100.00 A1 3,614,275
8,410 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 A1 7,793,631

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,015 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2012C, 5.000%, 8/01/26
12/22 at 100.00 Aa2 $ 2,017,620
140,160 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call Aa2 107,917,594
653,642 Total Tax Obligation/General 571,488,820
Tax Obligation/Limited - 19.5% (11.8% of Total Investments)
1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,718,550
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
1/23 at 100.00 N/R 1,661,306
745 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.500%, 10/01/23 - RAAI Insured
1/23 at 100.00 AA 747,123
1,200 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 1,281,096
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Series
2013G:
10,690 5.250%, 9/01/30 9/23 at 100.00 Aa3 10,897,493
18,135 5.250%, 9/01/32 9/23 at 100.00 Aa3 18,483,011
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Various
Correctional Facilities Series 2013F:
8,685 5.250%, 9/01/31 9/23 at 100.00 Aa3 8,852,273
1,450 5.250%, 9/01/33 9/23 at 100.00 Aa3 1,477,608
10,525 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 10,873,272
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 17,996,345
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,005,920
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Yuba City Courthouse, Series 2013D, 5.000%,
6/01/32
6/23 at 100.00 Aa3 1,011,800
9,950 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3 10,140,343
13,520 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 Aa3 13,967,377
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
9,000 5.000%, 11/15/29 11/25 at 100.00 BB 9,205,020
11,000 5.000%, 11/15/39 11/25 at 100.00 BB 11,049,830
190 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 191,577
Jurupa Public Financing Authority, California, Special Tax
Revenue Bonds, Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 A+ 549,647
1,900 5.000%, 9/01/30 9/24 at 100.00 A+ 1,967,792
1,220 5.000%, 9/01/31 9/24 at 100.00 A+ 1,261,626
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 A+ 2,046,592
810 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 823,219
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,016,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior
Series 2016A:
$ 5,125 5.000%, 6/01/36 6/26 at 100.00 AAA $ 5,469,298
5,620 5.000%, 6/01/37 6/26 at 100.00 AAA 5,984,232
10,455 5.000%, 6/01/38 6/26 at 100.00 AAA 11,115,547
20,735 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 22,277,062
3,995 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 AAA 4,267,539
8,945 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2021A,
5.000%, 7/01/42
7/31 at 100.00 AAA 9,953,370
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 2,155,100
1,835 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 BBB+ 1,887,609
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
1/23 at 100.00 A+ 1,003,330
11,095 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call AAA 11,661,067
6,055 Orange County Local Transportation Authority, California, Measure M2
Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/41
2/29 at 100.00 AA+ 6,563,257
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
11,240 5.250%, 9/01/30 9/23 at 100.00 N/R 11,367,462
10,075 5.750%, 9/01/39 9/23 at 100.00 N/R 10,188,444
1,545 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 1,563,803
8,750 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/23 - AMBAC Insured
No Opt. Call AA 8,577,275
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 N/R 2,773,667
58,772 5.000%, 7/01/58 7/28 at 100.00 N/R 55,763,461
43 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 37,517
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014, 5.000%, 9/01/30
9/24 at 100.00 AA+ 3,627,260
815 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 AA 778,358
5,000 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/38
12/27 at 100.00 AA+ 5,405,300
Riverside County, California, Special Tax Bonds, Community
Facilities District 04-2 Lake Hill Crest, Series 2012:
990 5.000%, 9/01/29 3/23 at 100.00 N/R 993,604
2,615 5.000%, 9/01/35 3/23 at 100.00 N/R 2,621,145
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 1/23 at 100.00 N/R 555,549
710 5.000%, 9/01/42 1/23 at 100.00 N/R 710,277
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
385 5.000%, 9/01/31 9/25 at 100.00 N/R 397,990
575 5.000%, 9/01/37 9/25 at 100.00 N/R 588,535

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A, 0.000%, 12/01/31 - FGIC Insured
No Opt. Call A $ 3,065,057
San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008:
1,000 7.750%, 8/01/28 1/23 at 100.00 A 1,003,920
1,325 8.000%, 8/01/38 1/23 at 100.00 A 1,330,406
615 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 625,037
255 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
1/23 at 100.00 N/R 255,222
1,805 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 1,826,624
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,175,000
1,060 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
1/23 at 100.00 N/R 1,063,042
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37
9/25 at 103.00 N/R 2,609,750
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
1,145 5.500%, 9/01/27, 144A No Opt. Call N/R 1,185,842
1,435 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 1,530,026
5,520 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 5,720,983
1,350 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2002-1 Improvement
Area 1, Series 2012, 5.000%, 9/01/33
1/23 at 100.00 N/R 1,351,188
Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A:
2,125 5.000%, 10/01/45 4/30 at 100.00 A- 2,191,980
5,085 5.000%, 10/01/49 4/30 at 100.00 A- 5,171,903
1,565 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/32
9/25 at 100.00 A- 1,632,780
1,620 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/23 at 100.00 AA 1,620,842
1,280 William S Hart School Financing Authority, California, Refunding Revenue
Bonds, Series 2013, 5.000%, 9/01/34
9/23 at 100.00 A 1,302,310
361,336 Total Tax Obligation/Limited 355,174,130
Transportation - 22.2% (13.4% of Total Investments)
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 AA- 10,210,600
5,295 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 5,139,274
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 AA 1,241,664
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
4,340 5.000%, 5/15/44 5/29 at 100.00 Aa2 4,692,191
7,500 5.000%, 5/15/49 5/29 at 100.00 Aa2 8,037,000
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
3,730 4.000%, 5/15/41, (AMT) 5/32 at 100.00 AA- 3,546,074
4,000 3.250%, 5/15/49, (AMT) 5/32 at 100.00 AA- 3,070,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 13,625 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series
2021A. Private Activity, 5.000%, 5/15/51, (AMT)
5/31 at 100.00 AA- $ 14,041,653
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series 2021B,
5.000%, 5/15/45
5/31 at 100.00 AA- 3,269,520
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015D:
2,600 5.000%, 5/15/31, (AMT) 5/25 at 100.00 AA 2,689,492
2,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 AA 2,048,540
24,920 5.000%, 5/15/41, (AMT) 5/25 at 100.00 AA 25,337,161
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series
2022H:
4,850 5.000%, 5/15/42, (AMT) 11/31 at 100.00 AA 5,100,212
5,080 5.000%, 5/15/52, (AMT) 11/31 at 100.00 AA 5,244,338
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
1,000 5.000%, 5/15/34, (AMT) 5/26 at 100.00 AA- 1,038,300
24,405 5.000%, 5/15/46, (AMT) 5/26 at 100.00 AA- 24,807,683
3,310 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 AA- 3,394,471
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 AA- 5,134,000
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 AA- 5,856,718
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
1,000 5.000%, 5/15/37, (AMT) 11/31 at 100.00 AA- 1,068,190
22,300 5.000%, 5/15/46, (AMT) 11/31 at 100.00 AA- 23,150,299
4,160 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 AA- 4,335,011
5,000 Los Angeles Harbors Department, California, Revenue Bonds, Refunding
Series 2014B, 5.000%, 8/01/44
8/24 at 100.00 AA+ 5,119,950
Los Angeles Harbors Department, California, Revenue
Bonds, Series 2014C:
1,865 5.000%, 8/01/36 8/24 at 100.00 AA+ 1,923,710
6,610 5.000%, 8/01/44 8/24 at 100.00 AA+ 6,768,574
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A- 4,359,790
7,750 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 A 7,172,470
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Refunding Subordinate Series
2019A:
3,600 5.000%, 7/01/34 7/29 at 100.00 A+ 3,977,424
1,250 5.000%, 7/01/36 7/29 at 100.00 A+ 1,361,775
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 5,649,240
25,270 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ 25,975,033

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ $ 9,218,340
22,835 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A+ 23,128,201
10,910 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 A+ 11,169,876
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
23,845 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+ 24,430,872
18,100 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A+ 18,420,189
10,500 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A+ 10,815,210
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
3,040 5.000%, 5/01/38, (AMT) 5/29 at 100.00 A+ 3,178,806
2,000 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A+ 2,052,860
42,645 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A+ 43,485,533
4,900 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/40,
(AMT)
5/29 at 100.00 A+ 5,081,888
7,510 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 A+ 7,782,613
16,936 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 15,261,199
6,250 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 A 6,321,375
399,396 Total Transportation 405,108,079
U.S. Guaranteed - 24.0% (14.5% of Total Investments) (8)
18,400 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 20,339,912
5,705 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 5,760,567
9,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 10,850,710
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
2,000 5.000%, 10/01/27, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 2,016,300
7,000 5.000%, 10/01/34, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 7,057,050
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 1,365,801
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
12,880 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 14,048,345
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 17,384,087
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
1,700 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 1,778,268
5,360 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/23 - AGM Insured, (ETM)
10/21 at 100.00 AA+ 5,441,526

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 21,255 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA $ 23,127,778
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/38, (Pre-refunded 10/01/23)
10/23 at 100.00 Baa1 1,019,210
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 Aaa 20,327,762
1,710 California State, General Obligation Bonds, Refunding Various Purpose
Series 2013, 5.000%, 2/01/31, (Pre-refunded 2/01/23)
2/23 at 100.00 Aa2 1,717,387
California State, General Obligation Bonds, Series 2014:
925 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 947,561
California State, General Obligation Bonds, Various Purpose
Series 2013:
9,755 5.000%, 2/01/43, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 9,797,141
5,500 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%,
11/15/44, (Pre-refunded 11/15/24) - AGM Insured
11/24 at 100.00 AA 5,755,530
2,670 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 AA- 2,773,543
7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-
refunded 2/01/26)
2/26 at 100.00 AA 8,055,225
20,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 21,624,258
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
45,735 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 47,384,204
45,725 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 47,484,041
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 1,900,765
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 1,550,345
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 91,661,482
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,012,950
4,000 Hesperia Unified School District, San Bernardino County, California,
Certificates of Participation, Series 2013A, 5.000%, 2/01/38, (Pre-
refunded 2/01/23) - BAM Insured
2/23 at 100.00 AA 4,016,600
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call N/R 6,563,810
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) -
NPFG Insured
8/32 at 100.00 N/R 1,071,257
2,370 Oxnard School District, Ventura County, California, General Obligation
Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43, (Pre-refunded
8/01/23) - AGM Insured
8/23 at 100.00 AA 2,410,171
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
9,385 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 Aa3 9,544,076
465 Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage
Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23, (ETM)
No Opt. Call AA+ 474,235
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call N/R 2,208,520
1,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A 1,016,630

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%,
8/01/37 - FGIC Insured, (ETM)
1/23 at 100.00 Baa2 $ 1,530,664
5,825 Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%,
9/01/42, (Pre-refunded 9/01/23)
9/23 at 100.00 AA 5,935,267
4,250 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 4,620,600
9,550 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2013B, 5.000%, 7/01/43, (Pre-refunded 7/01/23),
(AMT)
7/23 at 100.00 A1 9,681,885
5,000 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44, (Pre-refunded
4/01/24)
4/24 at 100.00 AAA 5,164,300
1,600 Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue
Bonds, Series 2015, 5.000%, 8/01/45, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,705,600
8,760 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2013J, 5.250%, 5/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- 8,873,442
413,810 Total U.S. Guaranteed 436,998,805
Utilities - 24.4% (14.8% of Total Investments)
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
6,010 5.000%, 10/01/29 4/23 at 100.00 AA- 6,058,981
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 9,873,000
5,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/48
4/28 at 100.00 AAA 5,370,150
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
3,925 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 3,849,208
65,500 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 62,156,225
40 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
1/23 at 100.00 AA 40,089
170 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
1/23 at 100.00 AA 170,393
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
5,000 5.000%, 6/01/42 6/27 at 100.00 AAA 5,329,000
2,200 5.000%, 6/01/45 6/27 at 100.00 AAA 2,335,300
10,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AAA 10,243,700
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call AA- 15,022,477
7,610 5.500%, 11/15/37 No Opt. Call AA- 8,464,375
4,865 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 4,934,715
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 4,072,320
24,070 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 Aa2 24,686,433
10,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 10,425,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 44,455 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 $ 46,712,425
12,870 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 13,916,331
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 Aa2 9,660,953
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2020B:
8,960 5.000%, 7/01/40 7/30 at 100.00 Aa2 9,923,111
26,625 5.000%, 7/01/50 7/30 at 100.00 Aa2 28,757,396
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/46
7/31 at 100.00 Aa2 4,392,160
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2022C:
3,000 5.000%, 7/01/39 1/32 at 100.00 Aa2 3,389,100
2,325 5.000%, 7/01/41 1/32 at 100.00 Aa2 2,595,630
10,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 Aa2 10,933,600
6,770 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 AA+ 7,066,323
43,615 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 AA+ 46,013,389
6,650 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 7,093,821
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,000 5.000%, 7/01/36 7/30 at 100.00 Aa2 2,250,900
3,000 5.000%, 7/01/38 7/30 at 100.00 Aa2 3,352,200
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 AA 5,337,850
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 6/23 at 100.00 AA 1,259,517
6,840 5.000%, 6/01/35 6/23 at 100.00 AA 6,919,412
5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 AAA 5,668,954
7,525 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 AAA 6,129,790
6,970 Public Facilities Financing Authority of the City of San Diego, California,
Subordinated Sewer Revenue Bonds, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA 7,666,373
3,000 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2014A, 5.000%, 12/01/33
6/24 at 100.00 AA 3,093,960
2,950 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 AA 3,197,505
18,180 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 AA 19,693,667
2,500 Sacremento Municipal Utility District, California, Electric Revenue Bonds,
Tender Option Bond Trust 2016-XG0060, 12.045%, 8/15/41, 144A, (IF)
(9)
8/23 at 100.00 AA 2,647,850
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,289,440
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa1 2,764,689
Southern California Public Power Authority, California,
Revenue Bonds, Apex Power Project Series 2014A:
1,565 5.000%, 7/01/35 7/24 at 100.00 AA- 1,618,288
1,500 5.000%, 7/01/38 7/24 at 100.00 AA- 1,547,775

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAC
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call A2 $ 4,278,040
428,635 Total Utilities 445,202,615
$ 3,180,554 Total Long-Term Investments (cost $3,017,294,009) 3,012,677,247
MuniFund Preferred Shares, net of deferred offering costs - (17.5)% (10) (319,851,715)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (49.6)% (11) (905,226,959)
Other Assets Less Liabilities - 1.9% 36,354,654
Net Assets Applicable to Common Shares - 100% $ 1,823,953,227
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,011,384,065 $ 1,293,182 $ 3,012,677,247
Total
$ – $ 3,011,384,065 $ 1,293,182 $ 3,012,677,247
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(10) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.6%.
(11) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.0%.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.